Organization and Principal Activities	6 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. As a holding company with no material operations of its own, EZGO conducts its business in the People’s Republic of China (“PRC”) through its subsidiaries, mainly including sales of battery cells, packs and solar cells, electronic control systems and second-hand machinery, provision of maintenance services and other services. Prior to the termination of the variable interest entity (“VIE”) Agreements, EZGO also engaged in sales of e-bicycles through the VIE and its subsidiaries in China. On September 25, 2025, EZGO Technologies Group Co., Ltd. (“Changzhou EZGO”), the VIE, and shareholders of the VIE entered into a termination agreement and terminated the VIE contractual agreements, dated November 8, 2019 (the “VIE Agreements”). Following the termination, EZGO no longer conducts its e-bicycle business through the VIE and its subsidiaries. The consolidated financial statements (“CFS”) reflect the activities of EZGO and the following entities: its subsidiaries, and, for the period prior to September 25, 2025, its VIE and the VIE’s subsidiaries (the “Group”).

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Ltd. (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100% owned by EZGO	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100% owned by EZGO HK	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	95.24% owned by EZGO HK	Distribution and trade of battery packs and solar cells
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)*	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100% owned by Jiangsu New Energy	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60% owned by Changzhou Sixun	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	100% owned by Changzhou Higgs	Equipment maintenance and repairment

Former VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

* Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) was disposed on March 27, 2026, and was deconsolidated from the Group’s CFS thereafter, see Note 4 for further details of the transaction.

The Group’s historical VIE contractual arrangements were previously disclosed in the Group’s audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended September 30, 2025. On September 25, 2025, the VIE Agreements were terminated, and the Group ceased to consolidate the VIE and its subsidiaries from that date. Accordingly, as of March 31, 2026, the Group did not have any VIE structure, and no assets, liabilities or results of operations of the former VIE and its subsidiaries were included in the Group’s unaudited interim condensed consolidated financial statements for the six months ended March 31, 2026.